OTHER RECEIVABLES AND PREPAYMENTS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Other Receivables And Prepayments [Line Items]
Payments to Suppliers	$ 0.2	$ 0.3